Other operating income	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Other operating income
7.	Other operating income
The following table shows the breakdown of the other operating income:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Income from grants	2,091	279	295
Income from the reversal of liabilities	0	90	0
Income from related parties	0	27	0
Other	285	39	0
Total	2,376	435	295